Registration No. 333-112086


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [ ] Pre-Effective Amendment No. _____ [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                Exact name of Registrant as Specified in Charter:

                           HARTFORD SERIES FUND, INC.

                     Address of Principal Executive Offices:
                 P.O. Box 2999 Hartford, Connecticut 06104-2999
                  Registrant's Telephone Number: (860) 297-6443

                     Name and Address of Agent for Service:
                               Kevin J. Carr, Esq.
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                55 Farmington Avenue Hartford, Connecticut 06105

                                   Copies to:
                                John V. O'Hanlon
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                                Boston, MA 02116

                  Approximate Date of Proposed Public Offering:
                It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

     The title of the securities being registered is shares of common stock.

No  filing  fee is  required  because  an  indefinite  number  of  shares of the
Registrant have previously been registered on Form N-1A (Registration Nos.333-45431, 811-08629) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2003 was filed on March 26, 2004. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 and the executed Agreement and Plan of Reorganization as Exhibit 4 to the Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement on January 22, 2004, as amended March 9, 2004 (SEC File No. 333-112086).

                                     PART C

Item 15.  INDEMNIFICATION

The relevant portion of Article V of the Articles of Incorporation provides:

  (f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and
  (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

  (g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  EXHIBITS

(1)(a)      Articles of Incorporation (i)

(1)(b)      Articles Supplementary, dated August 20, 2002 (ii)

(1)(c)      Articles Supplementary, dated September 9, 2002 (iii)

(1)(d)      Articles Supplementary, dated January 7, 2003 (iii)

(1)(e)      Articles Supplementary, dated June 10, 2003 (v)

(1)(f)      Articles of Amendment, dated October 1, 2003 (vi)

(2)         By-Laws (v)

(3)         Not applicable.

(4)         Agreement and Plan of Reorganization (filed herewith).

(5)         See (1) above.

(6)(a) Amended and Restated Investment Management Agreement(Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)
            (iii)

(6)(b) Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)(iii)

(6)(c) First Amendment to Amended and Restated Investment Management Agreement (vii)

(6)(d) Amended and Restated Investment Advisory Agreement (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund) (iii)

(6)(e) Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)(iii)

(6)(f) Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)
            (iii)



(6)(g) First Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (vii)

(6)(h) Second Amendment to Amended and Restated Investment Sub-Advisory Agreement with Wellington Management Company, LLP (vii)

(6)(i) Amended and Restated Investment Services Agreement with Hartford Investment Management Company (Hartford High Yield HLS Fund) (iii)

(6)(j) Amended and Restated Investment Services Agreement with Hartford Investment Management Company (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund) (iii)

(7)(a)      Amended and Restated Principal Underwriting Agreement (iii)

(7)(b) First Amendment to Amended and Restated Principal Underwriting Agreement (vii)

(8)         Not applicable.

(9)(a)      Amended and Restated Custodian Contract (viii)

(9)(b)      First Amendment to Amended and Restated Custodian Contract (vii)

(9)(c)      Second Amendment to Amended and Restated Custodian Contract (vii)

(10)(a)     Amended and Restated Rule 12b-1 Distribution Plan (vi)

(10)(b)     Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (vi)

(11) Opinion and consent of Kevin J. Carr, in-house counsel to the Registrant, with respect to the legality of the securities being registered (ix)

(12) Opinion and consent of Dechert LLP with respect to tax matters (filed herewith)

(13)(a) Amended and Restated Share Purchase Agreement - Hartford Life Insurance Company (iv)

(13)(b) Amended and Restated Share Purchase Agreement - Hartford Life and Annuity Insurance Company (iv)

(13)(c)     Share Purchase Agreement - First Fortis Life Insurance Company (v)

(13)(d)     Share Purchase Agreement - Fortis Benefits Insurance Company (v)

(13)(e)     Amended and Restated Administrative Services Agreement (iii)

(13)(f) First Amendment to Amended and Restated Administrative Services Agreement (vii)

(13)(g) Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003
            (iv)

(13)(h) First Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (vii)

(14)        Consent of Arthur Anderson LLP*

(14)(b)     Consent of KPMG LLP (ix)

(14)(c)     Consent of Ernst & Young LLP (ix)

(15)        Not applicable.

(16)        Power of Attorney (vi)

(17)        Forms of voting instructions and proxy card (ix)
-------------------------------
* In light of recent developments affecting Arthur Andersen LLP, including the departure of certain key audit personnel, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in this registration statement of the Acquiring Fund's audited financial statements for the fiscal year ended December 31, 2001.
            The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

(i)         Incorporated   herein   by   reference   to   Registrant's   Initial
            Registration Statement filed on February 2, 1998 (SEC File No. 333-45431/811-08629)

(ii)        Incorporated  herein by  reference  to  Registrant's  Post-Effective
            Amendment   #16   filed  on   August   29,   2002   (SEC   File  No.
            33-45431/811-08629)

(iii)       Incorporated  herein by  reference  to  Registrant's  Post-Effective
            Amendment   #18   filed  on   February   11,   2003  (SEC  File  No.
            333-45431/811-08629)

(iv)        Incorporated  herein by  reference  to  Registrant's  Post-Effective
            Amendment   #20   filed   on   April   30,   2003   (SEC   File  No.
            333-45431/811-08629)

(v)         Incorporated  herein by  reference  to  Registrant's  Post-Effective
            Amendment   #25   filed  on   August   12,   2003   (SEC   File  No.
            333-45431/811-08629)

(vi)        Incorporated  herein by  reference  to  Registrant's  Post-Effective
            Amendment   #28   filed  on   October   24,   2003   (SEC  File  No.
            333-45431/811-08629)

(vii)       Incorporated  herein by  reference  to  Registrant's  Post-Effective
            Amendment   #31   filed  on   February   12,   2004  (SEC  File  No.
            333-45431/811-08629)

(viii)      Incorporated  herein by  reference  to  Registrant's  Post-Effective
            Amendment   #32   filed   on   April   29,   2004   (SEC   File  No.
            333-45431/811-08629)

(ix)        Incorporated  herein  by  reference  to  Registrant's   Registration
            Statement on Form N-14 filed on January 22, 2004, as amended March 9, 2004 (SEC File No. 333-112086)

Item 17.  UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of May, 2004.

                                                   HARTFORD SERIES FUND, INC.

                                                                *
                                                   -----------------------------
                                                   By:    David M. Znamierowski
                                                   Its:   President

/s/ Kevin J. Carr
--------------------------------
*By Kevin J. Carr
Attorney-in-fact

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                         TITLE                                DATE
-----------------                --------                            --------

            *                     President                         May 10, 2004
--------------------------------  (Chief Executive Officer)
David M. Znamierowski             and Director


            *                     Controller & Treasurer            May 10, 2004
--------------------------------  (Chief Accounting Officer
George R. Jay                     and Chief Financial Officer)


            *                     Director                          May 10, 2004
--------------------------------
Lynn S. Birdsong


            *                     Director                          May 10, 2004
--------------------------------
Winifred E. Coleman


            *                     Director                          May 10, 2004
--------------------------------
Robert M. Gavin, Jr.


            *                     Director                          May 10, 2004
--------------------------------
Duane E. Hill


            *                     Director                          May 10, 2004
--------------------------------
Thomas M. Marra


            *                      Director                         May 10, 2004
--------------------------------
Phillip O. Peterson


            *                     Director                          May 10, 2004
--------------------------------
Millard H. Pryor, Jr.


            *                     Director                          May 10, 2004
--------------------------------
Lowndes A. Smith


/s/ Kevin J. Carr
--------------------------------
*  By Kevin J. Carr
   Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.

(4)         Agreement and Plan of Reorganization

(12)        Opinion and consent of Dechert LLP with respect to tax matters